Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Details) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Contracts
Financial instruments recorded as assets, Carrying Amount	$ 26,905
Financial instruments recorded as assets, Estimated Fair Value	25,004
Financial instruments recorded as assets, Level	2
Cash
Financial instruments recorded as assets, Carrying Amount	2,678	4,926	3,853
Financial instruments recorded as assets, Estimated Fair Value	2,678	4,926	3,853
Financial instruments recorded as assets, Level	1	1	1
Policy loans
Financial instruments recorded as assets, Carrying Amount	111	110	2,339
Financial instruments recorded as assets, Estimated Fair Value
Financial instruments recorded as assets, Level
Accrued investment income
Financial instruments recorded as assets, Carrying Amount	78	73	569
Financial instruments recorded as assets, Estimated Fair Value	$ 78	$ 73	$ 569
Financial instruments recorded as assets, Level	2	2	2